LOANS AND ADVANCES TO CUSTOMERS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 230,134,580	R$ 260,930,040	R$ 255,289,107
- Financing	97,907,233	104,459,244	100,155,914
- Borrowings	121,553,604	144,212,730	145,443,287
- Revolving	10,673,743	12,258,066	9,689,906
Individuals	298,686,536	292,656,355	272,635,668
- Financing	114,370,195	109,442,423	107,558,782
- Borrowings	126,474,656	125,648,075	118,573,323
- Revolving	57,841,685	57,565,857	46,503,563
Total	528,821,116	553,586,395	527,924,775
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(5,333,409)	(2,794,820)
- Financing	(1,132,348)	(883,862)
- Borrowings	(3,897,390)	(1,643,288)
- Revolving	(303,671)	(267,670)
Individuals	(7,561,864)	(11,588,082)
- Financing	(3,498,316)	(6,250,501)
- Borrowings	(2,192,413)	(2,598,680)
- Revolving	(1,871,135)	(2,738,901)
Total	(12,895,273)	(14,382,902)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(4,167,306)	(3,015,338)
- Financing	(766,512)	(575,993)
- Borrowings	(2,792,331)	(2,142,527)
- Revolving	(608,463)	(296,818)
Individuals	(8,574,345)	(7,123,858)
- Financing	(1,248,446)	(1,035,122)
- Borrowings	(3,007,019)	(3,337,413)
- Revolving	(4,318,880)	(2,751,323)
Total	(12,741,651)	(10,139,196)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	749,396	5,246,877
- Financing	342,701	3,359,279
- Borrowings	350,183	1,516,557
- Revolving	56,512	371,041
Individuals	5,949,354	5,570,962
- Financing	4,137,534	3,202,704
- Borrowings	706,935	692,370
- Revolving	1,104,885	1,675,888
Total	6,698,750	10,817,839
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	109,582	831,328
- Financing	67,194	747,825
- Borrowings	34,829	73,145
- Revolving	7,559	10,358
Individuals	386,465	653,188
- Financing	85,016	84,557
- Borrowings	161,653	409,402
- Revolving	139,796	159,229
Total	496,047	1,484,516
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	131,857,147	158,295,633
- Financing	43,607,196	54,231,476
- Borrowings	85,211,319	99,485,262
- Revolving	3,038,632	4,578,895
Individuals	119,766,529	119,570,888
- Financing	34,322,184	36,106,621
- Borrowings	73,753,493	66,488,649
- Revolving	11,690,852	16,975,618
Total	251,623,676	277,866,521
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(154,010,870)	(127,622,551)
- Financing	(48,670,242)	(48,321,880)
- Borrowings	(101,565,736)	(77,473,025)
- Revolving	(3,774,892)	(1,827,646)
Individuals	(103,935,958)	(57,068,065)
- Financing	(28,870,200)	(16,246,770)
- Borrowings	(68,596,068)	(38,563,078)
- Revolving	(6,469,690)	(2,258,217)
Total	(257,946,828)	(184,690,616)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies		(25,300,196)
- Financing		(4,253,515)
- Borrowings		(21,046,681)
- Revolving
Individuals		(29,994,346)
- Financing		(13,977,848)
- Borrowings		(16,016,498)
- Revolving
Total		(55,294,542)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,102,017)	(1,046,304)
- Financing	(222,956)	(234,955)
- Borrowings	(748,787)	(648,878)
- Revolving	(130,274)	(162,471)
Individuals	(3,794,467)	(2,452,124)
- Financing	(1,232,609)	(690,111)
- Borrowings	(970,446)	(779,343)
- Revolving	(1,591,412)	(982,670)
Total	(4,896,484)	(3,498,428)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	962,071	936,352
- Financing	62,565	305,804
- Borrowings	883,841	600,089
- Revolving	15,665	30,459
Individuals	1,886,115	1,796,149
- Financing	63,828	64,442
- Borrowings	1,622,512	1,395,880
- Revolving	199,775	335,827
Total	2,848,186	2,732,501
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	7,557,774	5,881,869
- Financing	423,256	631,448
- Borrowings	6,955,238	4,881,568
- Revolving	179,280	368,853
Individuals	6,558,472	12,673,444
- Financing	1,685,832	3,673,945
- Borrowings	4,015,065	6,653,637
- Revolving	857,575	2,345,862
Total	14,116,246	18,555,313
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(9,860,612)	(2,968,357)
- Financing	(1,241,149)	1,373,907
- Borrowings	(8,078,584)	(3,642,129)
- Revolving	(540,879)	(700,135)
Individuals	(15,081,902)	(12,208,369)
- Financing	(4,029,948)	(4,506,721)
- Borrowings	(8,197,281)	(6,346,880)
- Revolving	(2,854,673)	(1,354,768)
Total	(24,942,514)	(15,176,726)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	12,538,317	10,397,088	14,119,637
- Financing	1,909,771	2,098,408	5,461,897
- Borrowings	9,848,560	7,289,645	7,082,040
- Revolving	779,986	1,009,035	1,575,700
Individuals	22,711,786	31,531,058	23,075,748
- Financing	9,342,632	13,494,747	10,479,754
- Borrowings	8,719,543	10,764,215	6,731,162
- Revolving	4,649,611	7,272,096	5,864,832
Total	35,250,103	41,928,146	37,195,385
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(749,396)	(5,246,877)
- Financing	(342,701)	(3,359,279)
- Borrowings	(350,183)	(1,516,557)
- Revolving	(56,512)	(371,041)
Individuals	(5,949,354)	(5,570,962)
- Financing	(4,137,534)	(3,202,704)
- Borrowings	(706,935)	(692,370)
- Revolving	(1,104,885)	(1,675,888)
Total	(6,698,750)	(10,817,839)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	5,333,409	2,794,820
- Financing	1,132,348	883,862
- Borrowings	3,897,390	1,643,288
- Revolving	303,671	267,670
Individuals	7,561,864	11,588,082
- Financing	3,498,316	6,250,501
- Borrowings	2,192,413	2,598,680
- Revolving	1,871,135	2,738,901
Total	12,895,273	14,382,902
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies		(4,074,052)
- Financing		(2,964,276)
- Borrowings		(1,109,776)
- Revolving
Individuals		2,629,090
- Financing		1,425,641
- Borrowings		1,203,449
- Revolving
Total		(1,444,962)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(962,071)	(936,352)
- Financing	(62,565)	(305,804)
- Borrowings	(883,841)	(600,089)
- Revolving	(15,665)	(30,459)
Individuals	(1,886,115)	(1,796,149)
- Financing	(63,828)	(64,442)
- Borrowings	(1,622,512)	(1,395,880)
- Revolving	(199,775)	(335,827)
Total	(2,848,186)	(2,732,501)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,102,017	1,046,304
- Financing	222,956	234,955
- Borrowings	748,787	648,878
- Revolving	130,274	162,471
Individuals	3,794,467	2,452,124
- Financing	1,232,609	690,111
- Borrowings	970,446	779,343
- Revolving	1,591,412	982,670
Total	4,896,484	3,498,428
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	12,323,245	15,392,717
- Financing	273,583	348,266
- Borrowings	11,560,708	14,523,782
- Revolving	488,954	520,669
Individuals	17,423,562	16,338,531
- Financing	834,792	859,894
- Borrowings	14,310,670	12,437,894
- Revolving	2,278,100	3,040,743
Total	29,746,807	31,731,248
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(3,073,606)	(8,616,409)
- Financing	(191,826)	(193,223)
- Borrowings	(3,734,746)	(8,789,521)
- Revolving	852,966	366,335
Individuals	3,697,925	(5,629,284)
- Financing	(667,090)	(1,762,506)
- Borrowings	(1,367,098)	(5,942,417)
- Revolving	5,732,113	2,075,639
Total	624,319	(14,245,693)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(14,626,755)	(6,250,418)
- Financing	(1,078,629)	(608,365)
- Borrowings	(12,016,166)	(5,089,778)
- Revolving	(1,531,960)	(552,275)
Individuals	(25,774,816)	(12,503,756)
- Financing	(1,504,900)	(781,172)
- Borrowings	(14,365,527)	(8,094,131)
- Revolving	(9,904,389)	(3,628,453)
Total	(40,401,571)	(18,754,174)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(109,582)	(831,328)
- Financing	(67,194)	(747,825)
- Borrowings	(34,829)	(73,145)
- Revolving	(7,559)	(10,358)
Individuals	(386,465)	(653,188)
- Financing	(85,016)	(84,557)
- Borrowings	(161,653)	(409,402)
- Revolving	(139,796)	(159,229)
Total	(496,047)	(1,484,516)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	4,167,306	3,015,338
- Financing	766,512	575,993
- Borrowings	2,792,331	2,142,527
- Revolving	608,463	296,818
Individuals	8,574,345	7,123,858
- Financing	1,248,446	1,035,122
- Borrowings	3,007,019	3,337,413
- Revolving	4,318,880	2,751,323
Total	12,741,651	10,139,196
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	26,748,453	27,927,899	24,082,667
- Financing	4,912,796	5,049,959	6,287,894
- Borrowings	19,843,042	21,410,798	17,080,832
- Revolving	1,992,615	1,467,142	713,941
Individuals	38,867,027	33,424,124	24,630,780
- Financing	4,052,392	3,057,379	1,691,549
- Borrowings	20,411,507	19,640,162	16,939,514
- Revolving	14,403,128	10,726,583	5,999,717
Total	65,615,480	61,352,023	48,713,447
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies		1,025,380
- Financing		(541,932)
- Borrowings		1,567,312
- Revolving
Individuals		3,461,208
- Financing		1,473,380
- Borrowings		1,987,828
- Revolving
Total		4,486,588
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	269,421,350	299,255,027
- Financing	104,729,800	111,607,611
- Borrowings	151,245,206	172,913,173
- Revolving	13,446,344	14,734,243
Individuals	360,265,349	357,611,537
- Financing	127,765,219	125,994,549
- Borrowings	155,605,706	156,052,452
- Revolving	76,894,424	75,564,536
Total	629,686,699	656,866,564
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	151,738,166
- Financing	44,304,035
- Borrowings	103,727,265
- Revolving	3,706,866
Individuals	143,748,563
- Financing	36,842,808
- Borrowings	92,079,228
- Revolving	14,826,527
Total	295,486,729
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies	(166,945,088)
- Financing	(50,103,217)
- Borrowings	(113,379,066)
- Revolving	(3,462,805)
Individuals	(115,319,935)
- Financing	(33,567,238)
- Borrowings	(78,160,447)
- Revolving	(3,592,250)
Total	(282,265,023)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(14,626,755)
- Financing	(1,078,629)
- Borrowings	(12,016,166)
- Revolving	(1,531,960)
Individuals	(25,774,816)
- Financing	(1,504,900)
- Borrowings	(14,365,527)
- Revolving	(9,904,389)
Total	R$ (40,401,571)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies		299,255,027	293,491,411
- Financing		111,607,611	111,905,705
- Borrowings		172,913,173	169,606,159
- Revolving		14,734,243	11,979,547
Individuals		357,611,537	320,342,196
- Financing		125,994,549	119,730,085
- Borrowings		156,052,452	142,243,999
- Revolving		75,564,536	58,368,112
Total		656,866,564	R$ 613,833,607
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		179,570,219
- Financing		55,211,190
- Borrowings		118,890,612
- Revolving		5,468,417
Individuals		148,582,863
- Financing		40,640,460
- Borrowings		85,580,180
- Revolving		22,362,223
Total		328,153,082
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Maturities Early Settlements [Member]
IfrsStatementLineItems [Line Items]
Companies		(139,207,317)
- Financing		(47,141,196)
- Borrowings		(89,904,675)
- Revolving		(2,161,446)
Individuals		(74,905,718)
- Financing		(22,515,997)
- Borrowings		(50,852,375)
- Revolving		(1,537,346)
Total		(214,113,035)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(6,250,418)
- Financing		(608,365)
- Borrowings		(5,089,778)
- Revolving		(552,275)
Individuals		(12,503,756)
- Financing		(781,172)
- Borrowings		(8,094,131)
- Revolving		(3,628,453)
Total		(18,754,174)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Clients Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Companies		(28,348,868)
- Financing		(7,759,723)
- Borrowings		(20,589,145)
- Revolving
Individuals		(23,904,048)
- Financing		(11,078,827)
- Borrowings		(12,825,221)
- Revolving
Total		R$ (52,252,916)